Investments	12 Months Ended
Dec. 31, 2022
Text Block Abstract [Abstract]
Investments
16. Investments

£m
At 1 January 2021	3.4
Additions	0.1
Revaluation to fair value	(0.1)
Exchange differences	0.1

At 31 December 2021	3.5
Additions	—
Revaluation to fair value	(0.4)
Exchange differences	0.1

At 31 December 2022	3.2

Adjustments to fair value in the fiscal year ended 31 December 2022 relate to changes in the fair value of the Group’s investment in Plexbio, Inc (year ended 31 December 2021: changes in the fair value of the Group’s investment in Plexbio, Inc).
Additions in the year ended 31 December 2021 relate primarily to increased investment in Somaserve Limited.
Subsidiary undertakings

Name	Registered office	Country of incorporation or registration	Principal activity

Abcam Australia Pty Limited	Level 16, 414 La Trobe Street, Melbourne, VIC 3000	Australia	Sales and distribution

Abcam (Hangzhou) Biotechnology Co., Limited	1418 Moganshan Road, Hangzhou Zhejiang, 310011	China	R&D and manufacturing

Abcam (Hong Kong) Limited	1301 Ruttonjee House, Ruttonjee Centre, 11 Duddell Street, Central Hong Kong SAR	Hong Kong	Sales and distribution

Abcam (Netherlands) B.V.	Kingsfordweg 151, 1043GR Amsterdam	Netherlands	Sales and distribution

Abcam (US) Limited	Discovery Drive, Cambridge Biomedical Campus, Cambridge CB2 0AX	England	Holding company

Abcam Inc.	152 Grove Street, Suite 1100, Waltham, MA 02453	USA	Sales and distribution

Abcam KK	Sumitomo Fudousan, Ningyocho Bldg 2F, 2-2-1 Nihonbashi Horidomecho Chuo-ku Tokyo 103-0012	Japan	Sales and distribution

Abcam LLC	Corporation Service Company, 251 Little Falls Drive, Wilmington, New Castle, DE 19808	USA	Holding company

Abcam Singapore Pte. Limited	11 North Buona Vista Drive, #16-08 The Metropolis Tower Two, Singapore 138589	Singapore	Sales and distribution

Abcam Taiwan Company Limited	15F, No.2-1, Sec. 3, Minquan E. Road., Zhongshan District, Taipei City, Taiwan	Taiwan	Sales and distribution

Abcam Trading (Shanghai) Co., Limited	Room 5401, Floor 4, Building 5, No. 338 Galileo Road, Pudong New Area, Shanghai	China	Sales and distribution

Abcam US Group Holdings, Inc.	Corporation Service Company, 251 Little Falls Drive, Wilmington, New Castle, DE 19808	USA	Holding company

AbShare Share Plan Limited	Discovery Drive, Cambridge Biomedical Campus, Cambridge, CB2 0AX	England	Dormant

Ascent Scientific Limited*	C/O BDO LLP, 55 Baker Street, London, W1U 7EU	England	Dormant

AxioMx Inc.	Corporation Service Company, 251 Little Falls Drive, Wilmington, New Castle, DE 19808	USA	R&D and manufacturing

BioVision Inc.	Corporation Service Company, which will do business in CA as CSC-Lawyers Incorporating Service, 2710 Gateway Oaks Drive, Suite 150N, Sacramento, CA 95833	USA	R&D and manufacturing

Calico Biolabs Inc.	Corporation Service Company, 251 Little Falls Drive, Wilmington, New Castle, DE 19808	USA	Dormant

Epitomics Inc.	Corporation Service Company, 251 Little Falls Drive, Wilmington, New Castle, DE 19808	USA	R&D and manufacturing

Epitomics Holdings, Inc.	Corporation Service Company, 251 Little Falls Drive, Wilmington, New Castle, DE 19808	USA	Holding company

Expedeon Holdings Limited	Discovery Drive, Cambridge Biomedical Campus, Cambridge, CB2 0AX	England	Holding company

Expedeon Limited	Discovery Drive, Cambridge Biomedical Campus, Cambridge CB2 0AX	England	Dormant

Firefly BioWorks Inc.	Corporation Service Company, 251 Little Falls Drive, Wilmington, New Castle, DE 19808	USA	R&D and manufacturing

Name	Registered office	Country of incorporation or registration	Principal activity

Innova BioSciences Limited	Discovery Drive, Cambridge Biomedical Campus, Cambridge, CB2 0AX	England	Dormant

Marker Gene Technologies, Inc.	Corporation Service Company, 1127 Broadway St. NE, Suite 310, Salem, OR 97301	USA	R&D and manufacturing

MitoSciences Inc.	Corporation Service Company, 251 Little Falls Drive, Wilmington, New Castle, DE 19808	USA	R&D and manufacturing

NKY Biotech, US Inc	Corporation Service Company, 251 Little Falls Drive, Wilmington, New Castle, DE 19808	USA	Holding company

TGR BioSciences Pty Limited	31 Dalgleish Street, Thebarton, South Australia 5031	Australia	R&D and manufacturing

*	In liquididation
Expedeon Asia Pte Limited was liquidated during the year ended 31 December 2022.
The Group’s holdings in subsidiaries are all through ordinary shares and are all 100% owned.